Events After the End of the Reporting Period	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the end of the reporting period
E.5	Events after the end of the reporting period
The Group increased its currency hedge positions by AUD$354 million to protect against foreign exchange risks associated with anticipated capital expenditure on the Scarborough
Energy Project.